Unaudited Interim Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Ship operating expenses, related party amount	$ 1,163	$ 1,079
Charter hire expenses, related party amount	22,716	26,937
Time charter revenues
Revenue from related parties	$ 2,033	$ 12,977